Other non-current assets - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets.
Cost at beginning	$ 1,659	$ 1,659
Additions of the year	75,000		$ 1,659
Cost at ending	76,659	1,659	1,659
Fair value adjustments at beginning	4,648	1,257
Fair value adjustment of the year through profit or loss	11,152	2,951	1,214
Fair value adjustment of the year through OCI	(39,290)
Translation difference		440	43
Fair value adjustments at ending	(23,490)	4,648	1,257
Net book value at ending	$ 53,169	$ 6,307	$ 2,916